AMOUNT DUE TO DIRECTOR	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AMOUNT DUE TO DIRECTOR
NOTE 13 - AMOUNT DUE TO DIRECTOR

NOTE 13 - AMOUNT DUE TO DIRECTOR

As of September 30, 2021, amount due to related parties consist of the following:

	As of September 30, 2021	As of December 31, 2020

Related parties payable	$276,500	$276,500
Related party loan	140,000	140,000
Director fee payable	252,001	-
	$668,501	$416,500

The related party balance of $668,500 represented an outstanding loan of $140,000 from the related company owned by Company’s director-Dai Zheng for daily business operation in Singapore, and professional expenses paid on behalf by Director of $276,500 and which consist of $224,500 advance from Dai Zheng, $42,000 advance from Li Zhuo and $10,000 from Che Kean Tat. It is unsecured, interest-free with no fixed payment term and imputed interest is consider to be immaterial.

As of September 30, 2021, there were $140,000 of related party loan that are due to the company owned by Mr. Dai, the Chairman of the Board.

NOTE 9 - AMOUNT DUE TO RELATED PARTIES

As of December 31, 2020, amount due to related parties consist of the following:

	As of December 31, 2020	As of December 31, 2019

Related parties payable	276,500	254,515
Related party loan	140,000	1,500,000
	$416,500	1,754,515

The related party balance of $416,500 represented an outstanding loan of $140,000 from the related company owned by Company’s director-Dai Zheng for daily business operation in Singapore, and professional expenses paid on behalf by Director of $276,500 and which consist of $224,500 advance from Dai Zheng, $42,000 advance from Li Zhuo and $10,000 from Che Kean Tat. It is unsecured, interest-free with no fixed payment term and imputed interest is consider to be immaterial.

The Company have settled related party loan of $650,000 and $710,000 in January 21, 2020 and March 2, 2020 respectively due to cost cutting in business operation in Singapore as a result of change in business plan. As of December 31, 2020, there were $140,000 of related party loan that are due to the company owned by Mr. Dai, the Chairman of the Board.